Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes.
Income taxes
18.	Income taxes:
(a)	Numerical reconciliation of income tax expense:

At December 31, 2021, the Company has approximately $59,600,000 of U.S. non-capital loss carry-forward available to reduce future years’ taxable income of which $5,910,000 will expire between 2033 and 2040. The remainder will be carried forward indefinitely.

The Company’s provision for income taxes is reconciled as follows:

	December 31,	December 31,	December 31,
	2021	2020	2019
Accounting Net Loss before income tax - Greenbrook TMS	$(24,751,488)	$(29,663,540)	$(15,909,879)
Accounting Net Loss before income tax - non-controlling interest	$(108,430)	$(739,181)	$57,590

Accounting Net Loss before income tax	$(24,859,918)	$(30,402,721)	$(15,852,289)

Income tax provision at statutory rate 25.38% (December 31, 2020 - 25.75%; December 31, 2019 – 25.95%)	$(6,309,447)	$(7,828,701)	$(4,113,669)
Non-controlling interest	27,520	190,339	(14,945)
Non-deductible expenses and other permanent differences	(786,853)	(4,202)	119,258
Future rate differential	563,948	(20,880)	(81,857)
Change in unrecognized deferred tax assets	6,504,832	7,663,444	4,091,213
Income tax expense at effective rate	$—	$—	$—

18.	Income taxes (continued):
(b)	Deferred tax asset/liability:

Deferred tax assets and liabilities recognized in the consolidated statements of financial position relate to the following:

	December 31,	December 31,
	2021	2020
Book value in excess of tax costs	$(334,167)	$(262,207)
Property, plant and equipment	334,167	262,207
Net deferred tax assets (liabilities)	$—	$—

The following temporary differences have not been recognized in the Company’s consolidated financial statements:

	December 31,	December 31,
	2021	2020
Property, plant and equipment	$—	$—
Non-capital loss carry-forward	59,623,930	37,798,280
Other, including share-based compensation	13,727,524	6,941,969
Intangible assets	9,533,145	10,356,383
Unrecognized total deferred tax assets	$82,884,599	$55,096,632